Deferred Revenues (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Deferred Revenue Arrangement [Line Items]
Deferred revenue	$ 1,186,573	$ 1,065,584
Security subscriptions
Deferred Revenue Arrangement [Line Items]
Deferred revenue	476,261	401,764
Software updates and maintenance
Deferred Revenue Arrangement [Line Items]
Deferred revenue	702,786	652,156
Other
Deferred Revenue Arrangement [Line Items]
Deferred revenue	$ 7,526	$ 11,664